S000031368 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended	171 Months Ended	217 Months Ended	294 Months Ended	357 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
C000097541 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.10%	7.71%	7.29%
Performance Inception Date						Sep. 27, 2010
C000121787 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.18%	7.85%	7.43%
Performance Inception Date					Feb. 28, 2013
C000253700 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.84%	7.45%	7.02%
Performance Inception Date	Oct. 02, 2024
C000097532 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	6.19%	6.39%
Performance Inception Date									Mar. 20, 1995
C000097532 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	3.90%	4.57%
Performance Inception Date									Mar. 20, 1995
C000097532 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	4.43%	4.72%
Performance Inception Date									Mar. 20, 1995
C000097534 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.99%	6.65%	6.21%
Performance Inception Date								Jun. 26, 2000
C000097536 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.63%	7.20%	6.76%
Performance Inception Date							Dec. 11, 2006
C000097539 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.21%	7.81%	7.38%
Performance Inception Date							Dec. 11, 2006